Income Tax Expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (532,112)	₺ (1,180,331)	₺ (1,737,951)
Deferred income tax expense	2,147,409	608,011	818,209
Total income tax expense	₺ 1,615,297	₺ (572,320)	₺ (919,742)